Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Operations) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net revenue	$ 1,974,000,000	$ 1,932,000,000	$ 8,516,000,000	$ 8,268,000,000	$ 7,813,000,000
Cost of goods sold	1,252,000,000	1,230,000,000	5,419,000,000	5,278,000,000	5,008,000,000
Gross profit	722,000,000	702,000,000	3,097,000,000	2,990,000,000	2,805,000,000
Operating expenses:
Operating	173,000,000	175,000,000	715,000,000	744,000,000	701,000,000
Selling, general and administrative, including stock-based compensation	155,000,000	142,000,000	588,000,000	535,000,000	449,000,000
Depreciation	30,000,000	31,000,000	126,000,000	135,000,000	128,000,000
Amortization of intangible assets	104,000,000	96,000,000	400,000,000	439,000,000	395,000,000
Intercompany management expense (income)	0	0
Operating expenses	462,000,000	444,000,000	1,829,000,000	1,853,000,000	1,673,000,000
Operating income	260,000,000	258,000,000	1,268,000,000	1,137,000,000	1,132,000,000
Other income (expense):
Equity in earnings of investee	1,000,000	0	(4,000,000)	(2,000,000)	105,000,000
Gain on financial instruments	12,000,000	11,000,000	48,000,000	50,000,000	40,000,000
Interest expense	(63,000,000)	(55,000,000)	(235,000,000)	(231,000,000)	(415,000,000)
Interest income	0	1,000,000	2,000,000	2,000,000	2,000,000
Foreign currency (loss) gain	(1,000,000)	6,000,000	2,000,000	(2,000,000)	(8,000,000)
Loss on extinguishment of debt	(41,000,000)	0			22,000,000
Intercompany interest (expense) income	0	0
Nonoperating income (expense)	(92,000,000)	(37,000,000)	(187,000,000)	(183,000,000)	(299,000,000)
Income before income taxes	168,000,000	221,000,000	1,081,000,000	954,000,000	833,000,000
Income tax expense	(62,000,000)	(82,000,000)	(394,000,000)	(342,000,000)	(282,000,000)
Equity in earnings of subsidiaries, net of tax	0	0
Net income	106,000,000	139,000,000	687,000,000	612,000,000	551,000,000
Less net income attributable to the noncontrolling interest	(12,000,000)	(14,000,000)	(63,000,000)	(52,000,000)	(47,000,000)
Net income (loss) attributable to QVC, Inc. shareholder	94,000,000	125,000,000	624,000,000	560,000,000	504,000,000
Parent company
Condensed Financial Statements, Captions [Line Items]
Net revenue	1,368,000,000	1,310,000,000	5,884,000,000	5,684,000,000	5,480,000,000
Cost of goods sold	854,000,000	822,000,000	3,713,000,000	3,580,000,000	3,478,000,000
Gross profit	514,000,000	488,000,000	2,171,000,000	2,104,000,000	2,002,000,000
Operating expenses:
Operating	45,000,000	42,000,000	173,000,000	191,000,000	185,000,000
Selling, general and administrative, including stock-based compensation	235,000,000	224,000,000	1,002,000,000	947,000,000	887,000,000
Depreciation	10,000,000	9,000,000	35,000,000	36,000,000	37,000,000
Amortization of intangible assets	51,000,000	48,000,000	204,000,000	242,000,000	197,000,000
Intercompany management expense (income)	17,000,000	(4,000,000)	60,000,000	89,000,000	105,000,000
Operating expenses	358,000,000	319,000,000	1,474,000,000	1,505,000,000	1,411,000,000
Operating income	156,000,000	169,000,000	697,000,000	599,000,000	591,000,000
Other income (expense):
Equity in earnings of investee	0				(27,000,000)
Gain on financial instruments	12,000,000	11,000,000	48,000,000	50,000,000	40,000,000
Interest expense	(62,000,000)	(55,000,000)	(233,000,000)	(230,000,000)	(414,000,000)
Interest income		0
Foreign currency (loss) gain	(1,000,000)	(2,000,000)	(10,000,000)	(3,000,000)	(6,000,000)
Loss on extinguishment of debt	(41,000,000)
Intercompany interest (expense) income	(3,000,000)	(3,000,000)	(13,000,000)	(9,000,000)	(6,000,000)
Nonoperating income (expense)	(95,000,000)	(49,000,000)	(208,000,000)	(192,000,000)	(435,000,000)
Income before income taxes	61,000,000	120,000,000	489,000,000	407,000,000	156,000,000
Income tax expense	(10,000,000)	(34,000,000)	(116,000,000)	(110,000,000)	(9,000,000)
Equity in earnings of subsidiaries, net of tax	55,000,000	53,000,000	251,000,000	263,000,000	357,000,000
Net income	106,000,000	139,000,000	624,000,000	560,000,000	504,000,000
Less net income attributable to the noncontrolling interest	(12,000,000)	(14,000,000)
Net income (loss) attributable to QVC, Inc. shareholder	94,000,000	125,000,000	624,000,000	560,000,000	504,000,000
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenue	183,000,000	172,000,000	819,000,000	790,000,000	783,000,000
Cost of goods sold	25,000,000	28,000,000	116,000,000	120,000,000	121,000,000
Gross profit	158,000,000	144,000,000	703,000,000	670,000,000	662,000,000
Operating expenses:
Operating	46,000,000	44,000,000	206,000,000	201,000,000	202,000,000
Selling, general and administrative, including stock-based compensation	0	1,000,000	1,000,000		1,000,000
Depreciation	1,000,000	1,000,000	4,000,000	4,000,000	5,000,000
Amortization of intangible assets	34,000,000	32,000,000	130,000,000	133,000,000	135,000,000
Intercompany management expense (income)	(4,000,000)	3,000,000	(14,000,000)	(27,000,000)	(33,000,000)
Operating expenses	77,000,000	81,000,000	327,000,000	311,000,000	310,000,000
Operating income	81,000,000	63,000,000	376,000,000	359,000,000	352,000,000
Other income (expense):
Equity in earnings of investee	0
Gain on financial instruments	0	0
Interest expense	0	0
Interest income		0
Foreign currency (loss) gain	(1,000,000)	4,000,000	4,000,000	(2,000,000)	(9,000,000)
Loss on extinguishment of debt	0
Intercompany interest (expense) income	12,000,000	13,000,000	51,000,000	53,000,000	51,000,000
Nonoperating income (expense)	11,000,000	17,000,000	55,000,000	51,000,000	42,000,000
Income before income taxes	92,000,000	80,000,000	431,000,000	410,000,000	394,000,000
Income tax expense	(28,000,000)	(25,000,000)	(141,000,000)	(124,000,000)	(122,000,000)
Equity in earnings of subsidiaries, net of tax	16,000,000	12,000,000	93,000,000	70,000,000	78,000,000
Net income	80,000,000	67,000,000	383,000,000	356,000,000	350,000,000
Less net income attributable to the noncontrolling interest	0	0
Net income (loss) attributable to QVC, Inc. shareholder	80,000,000	67,000,000	383,000,000	356,000,000	350,000,000
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenue	654,000,000	672,000,000	2,847,000,000	2,789,000,000	2,529,000,000
Cost of goods sold	434,000,000	439,000,000	1,872,000,000	1,833,000,000	1,663,000,000
Gross profit	220,000,000	233,000,000	975,000,000	956,000,000	866,000,000
Operating expenses:
Operating	82,000,000	89,000,000	336,000,000	352,000,000	314,000,000
Selling, general and administrative, including stock-based compensation	90,000,000	80,000,000	337,000,000	328,000,000	286,000,000
Depreciation	19,000,000	21,000,000	87,000,000	95,000,000	86,000,000
Amortization of intangible assets	19,000,000	16,000,000	66,000,000	64,000,000	63,000,000
Intercompany management expense (income)	(13,000,000)	1,000,000	(46,000,000)	(62,000,000)	(72,000,000)
Operating expenses	197,000,000	207,000,000	780,000,000	777,000,000	677,000,000
Operating income	23,000,000	26,000,000	195,000,000	179,000,000	189,000,000
Other income (expense):
Equity in earnings of investee	1,000,000		(4,000,000)	(2,000,000)	132,000,000
Gain on financial instruments	0	0
Interest expense	(1,000,000)	0	(2,000,000)	(1,000,000)	(1,000,000)
Interest income		1,000,000	2,000,000	2,000,000	2,000,000
Foreign currency (loss) gain	1,000,000	4,000,000	8,000,000	3,000,000	7,000,000
Loss on extinguishment of debt	0
Intercompany interest (expense) income	(9,000,000)	(10,000,000)	(38,000,000)	(44,000,000)	(45,000,000)
Nonoperating income (expense)	(8,000,000)	(5,000,000)	(34,000,000)	(42,000,000)	94,000,000
Income before income taxes	15,000,000	21,000,000	161,000,000	137,000,000	283,000,000
Income tax expense	(24,000,000)	(23,000,000)	(137,000,000)	(108,000,000)	(151,000,000)
Equity in earnings of subsidiaries, net of tax	0	0
Net income	(9,000,000)	(2,000,000)	24,000,000	29,000,000	132,000,000
Less net income attributable to the noncontrolling interest	(12,000,000)	(14,000,000)	(63,000,000)	(52,000,000)	(47,000,000)
Net income (loss) attributable to QVC, Inc. shareholder	(21,000,000)	(16,000,000)	(39,000,000)	(23,000,000)	85,000,000
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net revenue	(231,000,000)	(222,000,000)	(1,034,000,000)	(995,000,000)	(979,000,000)
Cost of goods sold	(61,000,000)	(59,000,000)	(282,000,000)	(255,000,000)	(254,000,000)
Gross profit	(170,000,000)	(163,000,000)	(752,000,000)	(740,000,000)	(725,000,000)
Operating expenses:
Operating	0	0
Selling, general and administrative, including stock-based compensation	(170,000,000)	(163,000,000)	(752,000,000)	(740,000,000)	(725,000,000)
Depreciation	0	0
Amortization of intangible assets	0	0
Intercompany management expense (income)	0	0
Operating expenses	(170,000,000)	(163,000,000)	(752,000,000)	(740,000,000)	(725,000,000)
Operating income	0	0
Other income (expense):
Equity in earnings of investee	0
Gain on financial instruments	0	0
Interest expense	0	0
Interest income		0
Foreign currency (loss) gain	0	0
Loss on extinguishment of debt	0
Intercompany interest (expense) income	0	0
Nonoperating income (expense)	0	0
Income before income taxes	0	0
Income tax expense	0	0
Equity in earnings of subsidiaries, net of tax	(71,000,000)	(65,000,000)	(344,000,000)	(333,000,000)	(435,000,000)
Net income	(71,000,000)	(65,000,000)	(344,000,000)	(333,000,000)	(435,000,000)
Less net income attributable to the noncontrolling interest	12,000,000	14,000,000
Net income (loss) attributable to QVC, Inc. shareholder	$ (59,000,000)	$ (51,000,000)	$ (344,000,000)	$ (333,000,000)	$ (435,000,000)